Related party transactions (Details Narrative) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Stock options granted		2,419,482	1,260,000
Stock options fair value		$ 2,553	$ 3,651
Investments value		24,989	103,821	$ 0
Coinsquare Ltd [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Common shares acquired	1,300,000
Common shares acquired value	$ 1,300
Investments value		1,300	1,300
Recruiting Firm Owned By The Spouse Of A Member Of The Companies Board Of Directors [member] | Recruiting Fees For Recruitment Services Received [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Services received related party transactions		142	54
Company Owned By A Member Of The Companies Board Of Directors [member] | Marketing Expenses For Sponsorship [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Services received related party transactions		188	153
Debentures [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties		306	322
Interest on debenture		$ 25	$ 26
Interest rates		8.00%	8.00%